long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 CAD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
TELUS Corporation credit facilities
Net available	$ 1,292		$ 850
Gross available revolving credit facility	2,750		2,750
Unsecured non-revolving bank credit facility			1,100
Long-term debt	$ 25,037		20,852
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Gross available revolving credit facility	$ 2,750
Letters of credit outstanding	$ 119		193
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2.00
TELUS Corporation unsecured non-revolving credit facilities
TELUS Corporation credit facilities
Effective average interest rate	5.30%	5.30%
Long-term debt	$ 1,100
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Gross available revolving credit facility	$ 2,000
Effective average interest rate	4.70%	4.70%
Long-term debt	$ 1,458	$ 1.1	$ 1,900	$ 1.5
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 1.5